THE ALGER ETF TRUST
Alger 35 ETF
Alger Mid Cap 40 ETF
Alger Weatherbie Enduring Growth ETF
Alger Concentrated Equity ETF
Alger AI Enablers & Adopters ETF
Alger Russell Innovation ETF
QUARTERLY REPORT
March 31, 2025 (UNAUDITED)

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments March 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.4%
AEROSPACE & DEFENSE—0.8%
HEICO Corp., Cl. A	960	$ 202,531
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Amer Sports, Inc.*	4,522	120,873
APPLICATION SOFTWARE—3.0%
AppLovin Corp., Cl. A*	2,780	736,617
BIOTECHNOLOGY—5.9%
Amgen, Inc.	603	187,865
Natera, Inc.*	7,205	1,018,859
Vertex Pharmaceuticals, Inc.*	497	240,955

		1,447,679
BROADLINE RETAIL—11.7%
Amazon.com, Inc.*	13,593	2,586,204
MercadoLibre, Inc.*	159	310,188

		2,896,392
CONSTRUCTION MATERIALS—4.7%
Martin Marietta Materials, Inc.	2,427	1,160,422
DIVERSIFIED SUPPORT SERVICES—0.6%
Cintas Corp.	671	137,911
ELECTRICAL COMPONENTS & EQUIPMENT—3.9%
Enovix Corp.*	74,314	545,465
Vertiv Holdings Co., Cl. A	5,777	417,099

		962,564
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
GFL Environmental, Inc.	5,837	281,985
HEALTHCARE DISTRIBUTORS—5.3%
McKesson Corp.	1,949	1,311,657
HEALTHCARE EQUIPMENT—2.2%
Intuitive Surgical, Inc.*	1,081	535,387
HEAVY ELECTRICAL EQUIPMENT—1.9%
GE Vernova, Inc.	1,581	482,648
HOTELS RESORTS & CRUISE LINES—2.1%
Trip.com Group Ltd. ADR	8,283	526,633
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—4.3%
Talen Energy Corp.*	5,346	1,067,436
INTERACTIVE HOME ENTERTAINMENT—4.2%
Sea Ltd. ADR*	7,876	1,027,739
INTERACTIVE MEDIA & SERVICES—8.4%
Meta Platforms, Inc., Cl. A	3,618	2,085,270
INTERNET SERVICES & INFRASTRUCTURE—0.5%
Cloudflare, Inc., Cl. A*	1,120	126,213
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.4% (CONT.)
MOVIES & ENTERTAINMENT—11.6%
Netflix, Inc.*	2,076	$ 1,935,932
Spotify Technology SA*	1,685	926,801

		2,862,733
PHARMACEUTICALS—1.5%
Johnson & Johnson	2,177	361,034
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.8%
ASML Holding NV ADR	671	444,625
SEMICONDUCTORS—14.7%
Astera Labs, Inc.*	1,844	110,031
Broadcom, Inc.	4,746	794,623
NVIDIA Corp.	24,136	2,615,860
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	741	123,006

		3,643,520
SYSTEMS SOFTWARE—6.7%
Microsoft Corp.	2,672	1,003,042
Nebius Group NV, Cl. A*	30,563	645,185

		1,648,227
TOTAL COMMON STOCKS (Cost $22,002,906)		24,070,096
SHORT-TERM SECURITIES—2.8%
MONEY MARKET FUNDS—2.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(a)	702,662	702,662
(Cost $702,662)		702,662

Total Investments (Cost $22,705,568)	100.2%	$24,772,758
Unaffiliated Securities (Cost $22,705,568)		24,772,758
Liabilities in Excess of Other Assets	(0.2)%	(53,153)
NET ASSETS	100.0%	$24,719,605

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of March 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments March 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—90.4%
AEROSPACE & DEFENSE—11.0%
Axon Enterprise, Inc.*	4,172	$ 2,194,263
HEICO Corp., Cl. A	19,871	4,192,185
TransDigm Group, Inc.	1,790	2,476,089

		8,862,537
APPLICATION SOFTWARE—14.8%
AppLovin Corp., Cl. A*	14,484	3,837,826
Atlassian Corp., Cl. A*	4,393	932,239
Clearwater Analytics Holdings, Inc., Cl. A*	51,153	1,370,900
Fair Isaac Corp.*	688	1,268,782
Palantir Technologies, Inc., Cl. A*	54,183	4,573,045

		11,982,792
AUTOMOTIVE RETAIL—0.8%
AutoZone, Inc.*	177	674,862
BIOTECHNOLOGY—3.5%
Natera, Inc.*	19,852	2,807,271
BROADLINE RETAIL—2.1%
Alibaba Group Holding Ltd. ADR	12,816	1,694,660
CONSTRUCTION & ENGINEERING—1.0%
Comfort Systems USA, Inc.	2,537	817,751
ELECTRICAL COMPONENTS & EQUIPMENT—2.0%
Vertiv Holdings Co., Cl. A	22,156	1,599,663
ENVIRONMENTAL & FACILITIES SERVICES—5.0%
GFL Environmental, Inc.	84,310	4,073,016
FINANCIAL EXCHANGES & DATA—5.0%
Cboe Global Markets, Inc.	3,768	852,661
Coinbase Global, Inc., Cl. A*	10,911	1,879,202
Tradeweb Markets, Inc., Cl. A	8,740	1,297,540

		4,029,403
HEALTHCARE DISTRIBUTORS—1.6%
McKesson Corp.	1,889	1,271,278
HEALTHCARE EQUIPMENT—4.2%
Boston Scientific Corp.*	12,580	1,269,070
Dexcom, Inc.*	10,510	717,728
IDEXX Laboratories, Inc.*	1,604	673,600
STERIS PLC	3,313	750,892

		3,411,290
HEALTHCARE FACILITIES—0.9%
Tenet Healthcare Corp.*	5,253	706,528
HEALTHCARE SERVICES—2.4%
CVS Health Corp.	9,610	651,077
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—90.4% (CONT.)
HEALTHCARE SERVICES—2.4% (CONT.)
Guardant Health, Inc.*	29,756	$ 1,267,606

		1,918,683
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.8%
Talen Energy Corp.*	11,197	2,235,705
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—2.2%
Gates Industrial Corp. PLC*	97,999	1,804,162
INSURANCE BROKERS—1.7%
Ryan Specialty Holdings, Inc., Cl. A	18,982	1,402,200
INTERACTIVE HOME ENTERTAINMENT—3.9%
Roblox Corp., Cl. A*	17,629	1,027,595
Sea Ltd. ADR*	16,376	2,136,904

		3,164,499
INTERNET SERVICES & INFRASTRUCTURE—1.5%
Cloudflare, Inc., Cl. A*	10,406	1,172,652
LIFE SCIENCES TOOLS & SERVICES—4.4%
Repligen Corp.*	28,248	3,594,276
MOVIES & ENTERTAINMENT—7.6%
Liberty Media Corp. Series C Liberty Formula One *	39,863	3,588,068
Spotify Technology SA*	4,726	2,599,442

		6,187,510
RESEARCH & CONSULTING SERVICES—1.3%
Verisk Analytics, Inc.	3,487	1,037,801
RESTAURANTS—2.2%
Shake Shack, Inc., Cl. A*	20,112	1,773,275
SEMICONDUCTORS—5.3%
Intel Corp.	49,959	1,134,569
Marvell Technology, Inc.	20,860	1,284,350
Monolithic Power Systems, Inc.	3,189	1,849,556

		4,268,475
TRADING COMPANIES & DISTRIBUTORS—3.2%
FTAI Aviation Ltd.	23,185	2,574,231
TOTAL COMMON STOCKS (Cost $68,403,071)		73,064,520
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—9.8%
MONEY MARKET FUNDS—9.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(a)	7,946,553	$ 7,946,553
(Cost $7,946,553)		7,946,553

Total Investments (Cost $76,349,624)	100.2%	$81,011,073
Unaffiliated Securities (Cost $76,349,624)		81,011,073
Liabilities in Excess of Other Assets	(0.2)%	(121,626)
NET ASSETS	100.0%	$80,889,447

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of March 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER WEATHERBIE ENDURING GROWTH ETF
Schedule of Investments March 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—93.0%
ADVERTISING—0.4%
The Trade Desk, Inc., Cl. A*	331	$ 18,112
AEROSPACE & DEFENSE—19.5%
HEICO Corp.	1,051	280,817
TransDigm Group, Inc.	465	643,230

		924,047
APPLICATION SOFTWARE—5.6%
Agilysys, Inc.*	716	51,939
HubSpot, Inc.*	226	129,111
SPS Commerce, Inc.*	620	82,293

		263,343
ASSET MANAGEMENT & CUSTODY BANKS—8.7%
Hamilton Lane, Inc., Cl. A	1,315	195,501
StepStone Group, Inc., Cl. A	4,122	215,292

		410,793
BIOTECHNOLOGY—6.3%
ACADIA Pharmaceuticals, Inc.*	8,483	140,902
Natera, Inc.*	1,104	156,117

		297,019
BROADLINE RETAIL—2.4%
Ollie's Bargain Outlet Holdings, Inc.*	980	114,033
CARGO GROUND TRANSPORTATION—5.7%
RXO, Inc.*	7,228	138,055
XPO, Inc.*	1,224	131,678

		269,733
CONSUMER FINANCE—6.6%
Upstart Holdings, Inc.*	6,758	311,071
ENVIRONMENTAL & FACILITIES SERVICES—10.2%
Casella Waste Systems, Inc., Cl. A*	2,117	236,067
Waste Connections, Inc.	1,271	248,086

		484,153
HEALTHCARE EQUIPMENT—2.5%
Glaukos Corp.*	264	25,983
Tandem Diabetes Care, Inc.*	4,750	91,010

		116,993
HEALTHCARE SUPPLIES—2.5%
Neogen Corp.*	13,751	119,221
HUMAN RESOURCE & EMPLOYMENT SERVICES—9.1%
Paycor HCM, Inc.*	6,644	149,091
Paylocity Holding Corp.*	1,493	279,699

		428,790
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER WEATHERBIE ENDURING GROWTH ETF
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—93.0% (CONT.)
MANAGED HEALTHCARE—1.8%
Progyny, Inc.*	3,874	$ 86,545
REAL ESTATE SERVICES—9.0%
FirstService Corp.	2,553	423,670
SEMICONDUCTORS—0.8%
Semtech Corp.*	1,051	36,154
TRADING COMPANIES & DISTRIBUTORS—1.9%
SiteOne Landscape Supply, Inc.*	759	92,173
TOTAL COMMON STOCKS (Cost $3,840,183)		4,395,850
SHORT-TERM SECURITIES—7.4%
MONEY MARKET FUNDS—7.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(a)	352,618	352,618
(Cost $352,618)		352,618

Total Investments (Cost $4,192,801)	100.4%	$4,748,468
Unaffiliated Securities (Cost $4,192,801)		4,748,468
Liabilities in Excess of Other Assets	(0.4)%	(19,596)
NET ASSETS	100.0%	$4,728,872

(a)	Rate shown reflects 7-day effective yield as of March 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER CONCENTRATED EQUITY ETF
Schedule of Investments March 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.0%
AEROSPACE & DEFENSE—3.0%
HEICO Corp., Cl. A	3,210	$ 677,214
APPLICATION SOFTWARE—6.7%
AppLovin Corp., Cl. A*	4,508	1,194,485
Cadence Design Systems, Inc.*	1,328	337,750

		1,532,235
AUTOMOBILE MANUFACTURERS—4.4%
Ferrari NV	891	381,241
Tesla, Inc.*	2,414	625,612

		1,006,853
BIOTECHNOLOGY—1.5%
Natera, Inc.*	2,403	339,808
BROADLINE RETAIL—10.5%
Amazon.com, Inc.*	11,349	2,159,261
MercadoLibre, Inc.*	119	232,153

		2,391,414
ELECTRIC UTILITIES—2.4%
Constellation Energy Corp.	2,721	548,635
ELECTRICAL COMPONENTS & EQUIPMENT—1.8%
Vertiv Holdings Co., Cl. A	5,563	401,649
ENVIRONMENTAL & FACILITIES SERVICES—4.4%
GFL Environmental, Inc.	20,752	1,002,529
FINANCIAL EXCHANGES & DATA—1.1%
S&P Global, Inc.	508	258,115
HEALTHCARE EQUIPMENT—2.2%
Intuitive Surgical, Inc.*	988	489,327
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.3%
Talen Energy Corp.*	1,496	298,706
INTERACTIVE HOME ENTERTAINMENT—2.8%
Sea Ltd. ADR*	4,934	643,838
INTERACTIVE MEDIA & SERVICES—8.8%
Alphabet, Inc., Cl. C	2,143	334,801
Meta Platforms, Inc., Cl. A	2,907	1,675,478

		2,010,279
INVESTMENT BANKING & BROKERAGE—1.1%
Robinhood Markets, Inc., Cl. A*	6,079	253,008
MOVIES & ENTERTAINMENT—4.4%
Liberty Media Corp. Series C Liberty Formula One *	5,061	455,541
Netflix, Inc.*	593	552,990

		1,008,531
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER CONCENTRATED EQUITY ETF
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.0% (CONT.)
PHARMACEUTICALS—1.8%
Eli Lilly & Co.	484	$ 399,740
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.1%
ASML Holding NV ADR	712	471,793
SEMICONDUCTORS—21.0%
Astera Labs, Inc.*	5,565	332,064
Broadcom, Inc.	4,175	699,020
NVIDIA Corp.	26,390	2,860,148
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,350	888,100

		4,779,332
SYSTEMS SOFTWARE—10.4%
Microsoft Corp.	5,721	2,147,606
Nebius Group NV, Cl. A*	9,872	208,398

		2,356,004
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.8%
Apple, Inc.	3,944	876,081
TRANSACTION & PAYMENT PROCESSING SERVICES—2.5%
Visa, Inc., Cl. A	1,612	564,942
TOTAL COMMON STOCKS (Cost $22,689,047)		22,310,033
SHORT-TERM SECURITIES—1.8%
MONEY MARKET FUNDS—1.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(a)	416,560	416,560
(Cost $416,560)		416,560

Total Investments (Cost $23,105,607)	99.8%	$22,726,593
Unaffiliated Securities (Cost $23,105,607)		22,726,593
Other Assets in Excess of Liabilities	0.2%	39,975
NET ASSETS	100.0%	$22,766,568

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of March 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments March 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—90.7%
APPLICATION SOFTWARE—9.1%
AppLovin Corp., Cl. A*	7,906	$ 2,094,853
Autodesk, Inc.*	420	109,956
Cadence Design Systems, Inc.*	1,096	278,746
Core Scientific, Inc.*	19,621	142,056
HubSpot, Inc.*	46	26,279
Palantir Technologies, Inc., Cl. A*	355	29,962

		2,681,852
AUTOMOBILE MANUFACTURERS—2.2%
Tesla, Inc.*	2,552	661,376
BIOTECHNOLOGY—1.1%
Natera, Inc.*	2,203	311,526
BROADLINE RETAIL—10.9%
Amazon.com, Inc.*	14,579	2,773,801
Global-e Online Ltd.*	2,745	97,859
MercadoLibre, Inc.*	181	353,107

		3,224,767
CASINOS & GAMING—0.3%
DraftKings, Inc., Cl. A*	2,697	89,567
CONSUMER STAPLES MERCHANDISE RETAIL—0.2%
Walmart, Inc.	731	64,175
DIVERSIFIED BANKS—0.6%
JPMorgan Chase & Co.	775	190,108
ELECTRIC UTILITIES—1.7%
Constellation Energy Corp.	24	4,839
NRG Energy, Inc.	5,247	500,879

		505,718
ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
Schneider Electric SE	117	27,009
Vertiv Holdings Co., Cl. A	8,031	579,838

		606,847
ELECTRONIC COMPONENTS—0.4%
Coherent Corp.*	1,794	116,502
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.6%
Itron, Inc.*	1,565	163,949
ENVIRONMENTAL & FACILITIES SERVICES—3.6%
GFL Environmental, Inc.	22,196	1,072,289
FINANCIAL EXCHANGES & DATA—0.8%
S&P Global, Inc.	440	223,564
HEALTHCARE EQUIPMENT—0.8%
Intuitive Surgical, Inc.*	485	240,206
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—90.7% (CONT.)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—4.2%
Talen Energy Corp.*	3,924	$ 783,505
Vistra Corp.	3,766	442,279

		1,225,784
INTERACTIVE HOME ENTERTAINMENT—3.8%
Roblox Corp., Cl. A*	1,902	110,867
Sea Ltd. ADR*	7,661	999,684

		1,110,551
INTERACTIVE MEDIA & SERVICES—8.4%
Meta Platforms, Inc., Cl. A	4,067	2,344,056
Pinterest, Inc., Cl. A*	4,505	139,655

		2,483,711
INTERNET SERVICES & INFRASTRUCTURE—0.4%
Cloudflare, Inc., Cl. A*	958	107,957
INVESTMENT BANKING & BROKERAGE—2.3%
Robinhood Markets, Inc., Cl. A*	16,188	673,745
MOVIES & ENTERTAINMENT—4.8%
Netflix, Inc.*	1,169	1,090,128
Spotify Technology SA*	580	319,017

		1,409,145
PASSENGER AIRLINES—0.7%
Delta Air Lines, Inc.	2,350	102,460
United Airlines Holdings, Inc.*	1,648	113,794

		216,254
PASSENGER GROUND TRANSPORTATION—0.3%
Grab Holdings, Ltd., Cl. A*	17,549	79,497
REAL ESTATE SERVICES—0.4%
Zillow Group, Inc., Cl. C*	1,937	132,801
RESTAURANTS—0.1%
DoorDash, Inc., Cl. A*	153	27,964
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.4%
ASML Holding NV ADR	182	120,599
SEMICONDUCTORS—19.7%
Astera Labs, Inc.*	4,308	257,058
Broadcom, Inc.	4,439	743,222
indie Semiconductor, Inc., Cl. A*	63,431	129,082
Micron Technology, Inc.	942	81,850
NVIDIA Corp.	31,649	3,430,119
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,057	1,171,462

		5,812,793
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—90.7% (CONT.)
SYSTEMS SOFTWARE—9.0%
Microsoft Corp.	6,884	$ 2,584,185
Nebius Group NV, Cl. A*	4,096	86,466

		2,670,651
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.8%
Apple, Inc.	2,366	525,560
TOTAL COMMON STOCKS (Cost $27,850,885)		26,749,458
PREFERRED STOCKS—4.6%
APPLICATION SOFTWARE—4.6%
Databricks, Inc., Series J(a),*,@	5,152	476,560
SB Technology, Inc., Series E(a),*,@	51,208	881,290

		1,357,850
TOTAL PREFERRED STOCKS (Cost $1,357,850)		1,357,850
SHORT-TERM SECURITIES—5.7%
MONEY MARKET FUNDS—5.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(b)	1,688,569	1,688,569
(Cost $1,688,569)		1,688,569

Total Investments (Cost $30,897,304)	101.0%	$29,795,877
Unaffiliated Securities (Cost $30,897,304)		29,795,877
Liabilities in Excess of Other Assets	(1.0)%	(304,962)
NET ASSETS	100.0%	$29,490,915

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of March 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 3/31/2025
Databricks, Inc., Series J	12/17/24	$476,560	$476,560	1.6%
SB Technology, Inc., Series E	10/23/24	881,290	881,290	3.0%
Total		$1,357,850	$1,357,850	4.6%
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER RUSSELL INNOVATION ETF
Schedule of Investments March 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.9%
APPLICATION SOFTWARE—19.3%
BILL Holdings, Inc.*	5,198	$ 238,536
Docusign, Inc.*	3,120	253,968
DoubleVerify Holdings, Inc.*	17,399	232,625
Dropbox, Inc., Cl. A*	9,764	260,796
Informatica, Inc., Cl. A*	13,497	235,523
Pegasystems, Inc.	3,239	225,175
RingCentral, Inc., Cl. A*	9,188	227,495
Unity Software, Inc.*	10,118	198,212
Workday, Inc., Cl. A*	990	231,195
Zoom Communications, Inc.*	3,399	250,744

		2,354,269
BIOTECHNOLOGY—14.2%
Biogen, Inc.*	1,787	244,533
BioMarin Pharmaceutical, Inc.*	3,610	255,191
Exelixis, Inc.*	6,649	245,481
Gilead Sciences, Inc.	2,226	249,424
Neurocrine Biosciences, Inc.*	2,257	249,624
Regeneron Pharmaceuticals, Inc.	374	237,202
United Therapeutics Corp.*	826	254,631

		1,736,086
BROADLINE RETAIL—4.1%
eBay, Inc.	3,862	261,573
Etsy, Inc.*	5,140	242,505

		504,078
COMMUNICATIONS EQUIPMENT—2.1%
Juniper Networks, Inc.	7,137	258,288
ELECTRONIC MANUFACTURING SERVICES—2.1%
IPG Photonics Corp.*	4,052	255,843
FERTILIZERS & AGRICULTURAL CHEMICALS—2.2%
FMC Corp.	6,514	274,826
FOOD RETAIL—2.2%
Maplebear, Inc.*	6,659	265,627
HOTELS RESORTS & CRUISE LINES—1.9%
Expedia Group, Inc.	1,346	226,263
INTERACTIVE HOME ENTERTAINMENT—4.4%
Electronic Arts, Inc.	1,917	277,045
Playtika Holding Corp.	50,788	262,574

		539,619
INTERACTIVE MEDIA & SERVICES—5.6%
Match Group, Inc.	8,154	254,405
Pinterest, Inc., Cl. A*	7,099	220,069
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER RUSSELL INNOVATION ETF
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.9% (CONT.)
INTERACTIVE MEDIA & SERVICES—5.6% (CONT.)
ZoomInfo Technologies, Inc.*	21,596	$ 215,960

		690,434
INTERNET SERVICES & INFRASTRUCTURE—3.7%
Okta, Inc.*	2,210	232,536
Twilio, Inc., Cl. A*	2,201	215,500

		448,036
LIFE SCIENCES TOOLS & SERVICES—3.9%
Bio-Rad Laboratories, Inc., Cl. A*	987	240,394
Illumina, Inc.*	2,999	237,940

		478,334
PASSENGER GROUND TRANSPORTATION—2.0%
Lyft, Inc., Cl. A*	20,792	246,801
PHARMACEUTICALS—12.4%
Bristol-Myers Squibb Co.	4,296	262,013
Jazz Pharmaceuticals PLC*	1,833	227,567
Johnson & Johnson	1,556	258,047
Merck & Co., Inc.	2,758	247,558
Organon & Co.	17,785	264,819
Pfizer, Inc.	9,907	251,043

		1,511,047
SEMICONDUCTORS—8.2%
Cirrus Logic, Inc.*	2,438	242,959
Qorvo, Inc.*	3,612	261,545
QUALCOMM, Inc.	1,621	249,002
Skyworks Solutions, Inc.	3,813	246,434

		999,940
SYSTEMS SOFTWARE—5.9%
Dolby Laboratories, Inc., Cl. A	3,126	251,049
Teradata Corp.*	10,922	245,526
UiPath, Inc., Cl. A*	21,292	219,308

		715,883
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.7%
NetApp, Inc.	2,709	237,959
Pure Storage, Inc., Cl. A*	4,923	217,941

		455,900
TRANSACTION & PAYMENT PROCESSING SERVICES—2.0%
PayPal Holdings, Inc.*	3,698	241,294
TOTAL COMMON STOCKS (Cost $13,704,913)		12,202,568
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER RUSSELL INNOVATION ETF
Schedule of Investments March 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.1%
MONEY MARKET FUNDS—0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.21%(a)	17,443	$ 17,443
(Cost $17,443)		17,443

Total Investments (Cost $13,722,356)	100.0%	$12,220,011
Unaffiliated Securities (Cost $13,722,356)		12,220,011
Liabilities in Excess of Other Assets	(0.0)%	(3,945)
NET ASSETS	100.0%	$12,216,066

(a)	Rate shown reflects 7-day effective yield as of March 31, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a business trust under the laws of the Commonwealth of Massachusetts on March 24, 2020. The Alger Mid Cap 40 ETF and Alger Russell Innovation ETF are each separate diversified series of the Trust, and the Alger Concentrated Equity ETF, the Alger 35 ETF, the Alger Weatherbie Enduring Growth ETF and the Alger AI Enablers & Adopters ETF are each separate non-diversified series of the Trust (each, a “Fund” and together, the “Funds”). The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 - Financial Services – Investment Companies. Alger Russell Innovation ETF seeks investment results that, before fees and expenses, closely correspond to the performance of the Alger Russell Innovation Index. Each other Fund’s investment objective is to seek long-term capital appreciation. Under normal circumstances, each Fund invests primarily in equity securities. Shares of each Fund are listed for trading on the NYSE Arca, Inc.
The Alger Russell Innovation ETF commenced operations on January 7, 2025.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Fund (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds' investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

review and evaluate the effectiveness of the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 3.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.
NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of March 31, 2025 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger 35 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$5,975,742	$5,975,742	$—	$—
Consumer Discretionary	3,543,898	3,543,898	—	—
Healthcare	3,655,757	3,655,757	—	—
Industrials	2,067,639	2,067,639	—	—
Information Technology	6,599,202	6,599,202	—	—
Materials	1,160,422	1,160,422	—	—
Utilities	1,067,436	1,067,436	—	—
TOTAL COMMON STOCKS	$24,070,096	$24,070,096	$—	$—

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger 35 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$702,662	$702,662	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$24,772,758	$24,772,758	$—	$—

Alger Mid Cap 40 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$9,352,009	$9,352,009	$—	$—
Consumer Discretionary	4,142,797	4,142,797	—	—
Financials	5,431,603	5,431,603	—	—
Healthcare	13,709,326	13,709,326	—	—
Industrials	20,769,161	20,769,161	—	—
Information Technology	17,423,919	17,423,919	—	—
Utilities	2,235,705	2,235,705	—	—
TOTAL COMMON STOCKS	$73,064,520	$73,064,520	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	7,946,553	7,946,553	—	—
TOTAL INVESTMENTS IN SECURITIES	$81,011,073	$81,011,073	$—	$—

Alger Weatherbie Enduring Growth ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$18,112	$18,112	$—	$—
Consumer Discretionary	114,033	114,033	—	—
Financials	721,864	721,864	—	—
Healthcare	619,778	619,778	—	—
Industrials	2,198,896	2,198,896	—	—
Information Technology	299,497	299,497	—	—
Real Estate	423,670	423,670	—	—
TOTAL COMMON STOCKS	$4,395,850	$4,395,850	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	352,618	352,618	—	—
TOTAL INVESTMENTS IN SECURITIES	$4,748,468	$4,748,468	$—	$—

Alger Concentrated Equity ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,662,648	$3,662,648	$—	$—
Consumer Discretionary	3,398,267	3,398,267	—	—
Financials	1,076,065	1,076,065	—	—
Healthcare	1,228,875	1,228,875	—	—
Industrials	2,081,392	2,081,392	—	—
Information Technology	10,015,445	10,015,445	—	—
Utilities	847,341	847,341	—	—
TOTAL COMMON STOCKS	$22,310,033	$22,310,033	$—	$—

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Concentrated Equity ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$416,560	$416,560	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$22,726,593	$22,726,593	$—	$—

Alger AI Enablers & Adopters ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$5,003,407	$5,003,407	$—	$—
Consumer Discretionary	4,003,674	4,003,674	—	—
Consumer Staples	64,175	64,175	—	—
Financials	1,087,417	1,087,417	—	—
Healthcare	551,732	551,732	—	—
Industrials	1,974,887	1,974,887	—	—
Information Technology	12,199,863	12,199,863	—	—
Real Estate	132,801	132,801	—	—
Utilities	1,731,502	1,731,502	—	—
TOTAL COMMON STOCKS	$26,749,458	$26,749,458	$—	$—
PREFERRED STOCKS
Information Technology	1,357,850	—	—	1,357,850
SHORT-TERM INVESTMENTS
Money Market Funds	1,688,569	1,688,569	—	—
TOTAL INVESTMENTS IN SECURITIES	$29,795,877	$28,438,027	$—	$1,357,850

Alger Russell Innovation ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,230,053	$1,230,053	$—	$—
Consumer Discretionary	730,341	730,341	—	—
Consumer Staples	265,627	265,627	—	—
Financials	241,294	241,294	—	—
Healthcare	3,725,467	3,725,467	—	—
Industrials	246,801	246,801	—	—
Information Technology	5,488,159	5,488,159	—	—
Materials	274,826	274,826	—	—
TOTAL COMMON STOCKS	$12,202,568	$12,202,568	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	17,443	17,443	—	—
TOTAL INVESTMENTS IN SECURITIES	$12,220,011	$12,220,011	$—	$—

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters ETF	Preferred Stocks
Opening balance at January 1, 2025	$1,357,850
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at March 31, 2025	1,357,850
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2025	$—

	Fair Value March 31, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger AI Enablers & Adopters ETF
Preferred Stocks	$1,357,850	Market Approach	Revenue Multiple	12.15x - 22.57x	18.91x